Annual Total Returns - Class 2	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Franklin Allocation VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	12.60%	9.15%	14.61%	(16.00%)	11.68%	11.74%	19.86%	(9.65%)	11.98%	13.18%
FRANKLIN DYNATECH VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	18.13%	30.44%	43.77%	(39.96%)	16.14%	44.88%	31.16%	3.14%	26.94%	(2.89%)
FRANKLIN GLOBAL REAL ESTATE VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	7.93%	(0.32%)	11.43%	(26.06%)	26.79%	(5.39%)	22.37%	(6.77%)	10.47%	0.54%
FRANKLIN GROWTH AND INCOME VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	16.90%	17.99%	8.98%	(6.81%)	25.24%	5.52%	25.66%	(4.58%)	15.85%	11.62%
FRANKLIN INCOME VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	12.56%	7.20%	8.62%	(5.47%)	16.75%	0.69%	16.06%	(4.30%)	9.67%	14.02%
FRANKLIN LARGE CAP GROWTH VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	7.22%	26.30%	40.44%	(36.54%)	15.28%	44.63%	34.58%	(1.47%)	28.11%	(1.79%)
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	23.34%	4.66%	20.31%	(4.75%)	19.13%	(4.46%)	24.37%	(11.22%)	8.71%	12.06%
FRANKLIN MUTUAL SHARES VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	11.52%	11.27%	13.46%	(7.43%)	19.17%	(5.04%)	22.57%	(9.07%)	8.35%	16.06%
FRANKLIN RISING DIVIDENDS VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	11.80%	10.79%	12.08%	(10.57%)	26.79%	15.97%	29.23%	(5.07%)	20.56%	16.04%
FRANKLIN SMALL CAP VALUE VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	7.65%	11.71%	12.75%	(10.06%)	25.37%	5.19%	26.35%	(12.88%)	10.65%	30.19%
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	2.52%	11.04%	26.74%	(33.69%)	10.01%	55.09%	31.44%	(5.37%)	21.40%	4.17%
FRANKLIN STRATEGIC INCOME VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	7.24%	4.02%	8.18%	(10.75%)	2.11%	3.43%	8.05%	(1.77%)	4.17%	7.94%
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	6.69%	1.37%	4.47%	(9.75%)	(1.83%)	3.83%	5.23%	0.34%	1.34%	0.66%
TEMPLETON DEVELOPING MARKETS VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	46.27%	7.67%	12.62%	(21.98%)	(5.74%)	17.18%	26.70%	(15.79%)	40.41%	17.44%
TEMPLETON FOREIGN VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	29.19%	(1.00%)	20.76%	(7.61%)	4.16%	(1.16%)	12.53%	(15.44%)	16.69%	7.18%
TEMPLETON GLOBAL BOND VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	15.73%	(11.37%)	2.88%	(4.95%)	(4.99%)	(4.92%)	1.63%	1.94%	1.93%	2.94%
TEMPLETON GROWTH VIP FUND
Prospectus [Line Items]
Annual Return [Percent]	23.83%	5.40%	21.01%	(11.50%)	4.87%	5.80%	15.15%	(14.85%)	18.50%	9.62%